UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21619

        Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Equity Premium Income Fund (JPZ) September 30, 2005

Shares	Description				Value

	COMMON STOCKS – 98.0%
	Consumer Discretionary – 10.1%
38,000	Abercrombie & Fitch Co., Class A				$1,894,300
23,200	Amazon.com, Inc. #				1,050,960
10,800	American Axle and Manufacturing Holdings Inc.				249,264
43,400	American Eagle Outfitters, Inc.				1,021,202
53,700	Best Buy Co., Inc.				2,337,561
3,400	Black & Decker Corporation				279,106
4,000	Career Education Corporation #				142,240
13,400	Catalina Marketing Corporation				304,716
39,600	Chicos FAS, Inc. #				1,457,280
15,400	Christopher & Banks Corporation				213,598
44,800	Claire's Stores, Inc.				1,081,024
2,600	Coach, Inc. #				81,536
48,000	The Walt Disney Company				1,158,240
8,500	R.R. Donnelley & Sons Company				315,095
20,400	Eastman Kodak Company				496,332
9,437	Expedia, Inc. #				186,947
19,001	Federated Department Stores, Inc.				1,270,597
54,700	Foot Locker, Inc.				1,200,118
131,600	Ford Motor Company				1,297,576
56,800	The Gap, Inc.				990,024
150,800	General Motors Corporation				4,615,988
23,300	GTECH Holdings Corporation				746,998
32,600	Hancock Fabrics, Inc.				219,398
146,000	The Home Depot, Inc.				5,568,440
9,437	IAC/InterActiveCorp #				239,228
28,800	International Game Technology				777,600
16,500	Lennar Corporation, Class A				986,040
68,800	Limited Brands, Inc.				1,405,584
19,800	Lowe's Companies, Inc.				1,275,120
58,700	Mattel Inc.				979,116
27,900	Maytag Corporation				509,454
86,900	McDonald's Corporation				2,910,281
20,200	Michaels Stores, Inc.				667,812
107,400	Newell Rubbermaid Inc.				2,432,610
55,400	Nordstrom Inc.				1,901,328
13,000	Omnicom Group Inc.				1,087,190
5,900	Pacific Sunwear of California, Inc. #				126,496
1,700	J.C. Penney Company, Inc.				80,614
4,300	Pep Boys-Manny Moe and Jack				59,512
5,800	Priceline.com Incorporated #				112,056
5,400	Radioshack Corporation				133,920
238,600	Regal Entertainment Group, Class A				4,781,544
12,800	Reuters Group plc, Sponsored ADR				507,008
15,000	Ross Stores, Inc.				355,500
7,900	Sears Holding Corporation #				982,918
117,800	Servicemaster				1,595,012
78,100	Sirius Satellite Radio Inc. #				511,555
12,400	Snap-On Incorporated				447,888
19,700	The TJX Companies, Inc.				403,456
30,600	The Talbots, Inc.				915,552
206,300	Tupperware Corporation				4,699,514
57,800	Unitrin, Inc.				2,743,188
17,600	Urban Outfitters, Inc. #				517,440
5,600	ValueClick, Inc. #				95,704
12,700	Viacom Inc., Class B				419,227
159,800	Wal-Mart Stores, Inc.				7,002,436
26,600	Whirlpool Corporation				2,015,482
10,300	XM Satellite Radio Holdings Inc., Class A #				369,873

	Consumer Staples – 8.2%
100,200	Albertson's, Inc.				2,570,130
233,500	Altria Group, Inc.				17,211,285
2,400	The Clorox Company				133,296
153,000	The Coca-Cola Company				6,608,070
55,800	Colgate-Palmolive Company				2,945,682
72,500	ConAgra Foods, Inc.				1,794,375
12,500	Diageo plc, Sponsored ADR				725,125
48,500	The Gillette Company				2,822,700
56,200	Loews Corp – Carolina Group				2,227,206
4,800	Longs Drug Stores Corporation				205,872
40,500	PepsiCo, Inc.				2,296,755
199,600	The Procter & Gamble Company				11,868,216
16,100	Reynolds American Inc.				1,336,622
160,900	Sara Lee Corporation				3,049,055
4,300	UST Inc.				179,998
64,785	Vector Group Ltd				1,296,348
10,000	Walgreen Co.				434,500
6,700	Whole Foods Market Inc.				900,815

	Energy – 8.9%
7,000	Burlington Resources Inc.				569,240
151,900	ChevronTexaco Corporation				9,832,487
33,200	ConocoPhillips				2,321,012
21,300	Diamond Offshore Drilling, Inc.				1,304,625
38,100	ENSCO International Incorporated				1,775,079
8,000	EOG Resources, Inc.				599,200
437,600	Exxon Mobil Corporation				27,805,104
55,800	Halliburton Company				3,823,416
46,200	Kerr-McGee Corporation				4,486,482
2,000	National Oilwell Varco Inc. #				131,600
11,600	Patterson-UTI Energy, Inc.				418,528
28,000	Royal Dutch Shell PLC, Class A, ADR #				1,837,920
2,758	Royal Dutch Shell PLC, Class B, ADR				189,943
39,600	Schlumberger Limited				3,341,448
17,600	Smith International, Inc.				586,256
72,200	Tidewater Inc.				3,513,974
3,000	Transocean Inc. #				183,930
12,800	Valero Energy Corporation				1,447,168

	Financials – 20.5%
36,800	The Allstate Corporation				2,034,672
62,300	American Financial Realty Trust				884,660
67,800	American Home Mortgage Investment Corp.				2,054,340
144,400	American International Group, Inc.				8,947,024
30,800	Apartment Investment & Management Company, Class A				1,194,424
3,500	Australia and New Zealand Banking Group limited, Sponsored ADR				320,985
383,900	Bank of America Corporation				16,162,190
10,300	Capitol Federal Financial				352,466
10,800	The Chicago Merchantile Exchange				3,642,840
463,600	Citigroup Inc.				21,103,072
59,700	Converium Holding AG, ADR #				302,082
11,300	Countrywide Financial Corporation				372,674
154,100	Crescent Real Estate Equities Company				3,160,591
23,700	A. G. Edwards, Inc.				1,038,297
19,900	Equity Office Properties Trust				650,929
35,200	Fidelity National Financial, Inc.				1,567,104
40,300	First Industrial Realty Trust, Inc.				1,614,015
64,300	Arthur J. Gallagher & Co.				1,852,483
5,900	Gladstone Capital Corporation				133,045
19,900	The Goldman Sachs Group, Inc.				2,419,442
117,900	HRPT Properties Trust				1,463,139
100,400	HSBC Holdings plc, Sponsored ADR				8,155,492
12,500	The Hartford Financial Services Group, Inc.				964,625
19,800	Health Care REIT, Inc.				734,382
354,200	JPMorgan Chase & Co				12,018,006
5,100	Jefferies Group, Inc.				222,105
1,500	Jefferson-Pilot Corporation				76,755
20,300	Legg Mason, Inc.				2,226,707
3,500	Liberty Property Trust				148,890
42,100	Lincoln National Corporation				2,190,042
145,300	Lloyds TSB Group plc, Sponsored ADR				4,828,319
90,800	MBNA Corporation				2,237,312
91,300	Marsh & McLennan Companies, Inc.				2,774,607
19,200	Mercury General Corporation				1,151,808
26,500	Merrill Lynch and Company Inc.				1,625,775
96,100	Morgan Stanley				5,183,634
7,600	National Australia Bank Limited, Sponsored ADR				954,940
42,500	Nationwide Health Properties, Inc.				990,250
29,800	New Century Financial Corporation				1,080,846
166,000	New York Community Bancorp, Inc.				2,722,400
112,500	Newcastle Investment Corporation				3,138,750
11,700	Reckson Associates Realty Corporation				404,235
39,400	The Charles Schwab Corporation				568,542
27,000	Senior Housing Properties Trust				513,000
55,400	TruStreet Properties, Inc.				867,010
175,300	U.S. Bancorp				4,922,424
106,300	Wachovia Corporation				5,058,817
59,100	Waddell & Reed Financial, Inc., Class A				1,144,176
34,100	Washington Mutual, Inc.				1,337,402
100,900	Wells Fargo & Company				5,909,713
1,900	Westpac Banking Corporation				153,615
8,300	XL Capital Ltd., Class A				564,649

	Healthcare – 11.2%
116,200	Abbott Laboratories				4,926,880
9,000	Aetna Inc.				775,260
50,500	Amgen Inc. #				4,023,335
35,700	Baxter International Inc.				1,423,359
383,900	Bristol-Myers Squibb Company				9,236,634
1,300	Cardinal Health, Inc.				82,472
21,800	Caremarx Rx, Inc. #				1,088,474
10,300	Coventry Health Care, Inc. #				886,006
2,500	Genentech, Inc. #				210,525
61,100	GlaxoSmithKline plc, ADR				3,133,208
15,600	Guidant Corporation				1,074,684
8,900	HCA, Inc.				426,488
7,000	Humana Inc. #				335,160
207,300	Johnson & Johnson				13,117,944
78,800	Eli Lilly and Company				4,217,376
28,900	Medtronic Inc.				1,549,618
6,700	Mentor Corporation				368,567
254,400	Merck & Co. Inc.				6,922,224
2,100	Omnicare, Inc.				118,083
4,700	PacifiCare Health Systems #				374,966
568,600	Pfizer Inc.				14,197,942
36,000	Schering-Plough Corporation				757,800
87,000	UnitedHealth Group Incorporated				4,889,400
10,800	Universal Health Services, Inc., Class B				514,404
36,800	Wellpoint Inc. #				2,790,176
67,600	Wyeth				3,127,852

	Industrials – 12.4%
22,200	AMR Coporation-DEL #				248,196
56,300	Automatic Data Processing, Inc.				2,423,152
3,800	Avery Dennison Corporation				199,082
71,400	The Boeing Company				4,851,630
52,100	Briggs & Stratton Corporation				1,802,139
75,600	Caterpillar Inc.				4,441,500
9,600	Cendant Corporation				198,144
2,000	CheckFree Corp #				75,640
14,800	Continental Airlines Inc #				142,968
1,000	Cummins Inc.				87,990
5,000	Deere & Company				306,000
83,300	Deluxe Corporation				3,345,328
1,000	Eaton Corporation				63,550
61,200	Emerson Electric Co				4,394,160
813,000	General Electric Company				27,373,710
27,800	Genuine Parts Company				1,192,620
13,600	Graco Inc				466,208
100,000	Honeywell International Inc.				3,750,000
40,600	Hubbell Incorporated, Class B				1,905,358
1,600	ITT Educational Services Inc. #				78,960
1,600	Illinois Tool Works Inc.				131,728
11,800	Ingersoll-Rand Company Ltd., Class A				451,114
3,000	Manpower Inc.				133,170
2,600	Northrop Grumman Corporation				141,310
7,880	PHH Corporation #				216,385
5,700	Parker Hannifin Corporation				366,567
31,000	Paychex, Inc.				1,149,480
39,000	Pentair, Inc.				1,423,500
32,000	Raytheon Company				1,216,640
2,700	Reinhold Industries Inc., Class A				52,650
8,700	Republic Services Inc.				307,023
13,800	Rockwell Automation, Inc.				730,020
64,600	SPX Corporation				2,968,370
200	Siemens AG, Sponsored ADR				15,466
37,900	The Standard Register Company				566,605
25,600	The Stanley Works				1,195,008
46,500	StarTek, Inc.				613,800
2,500	Stolt-Nielsen S.A., Sponsored ADR #				100,203
42,000	Synagro Technologies, Inc.				197,400
64,800	3M Co.				4,753,728
12,000	The Timken Company				355,560
7,400	Tomkins plc, Sponsored ADR				152,292
95,500	Tyco International Ltd.				2,659,675
26,600	United Parcel Service, Inc., Class B				1,838,858
89,400	United Technologies Corporation				4,634,496
93,200	Waste Management, Inc.				2,666,452
43,100	York International Corporation				2,416,617

	Information Technology – 13.3%
17,600	Adobe Systems Incorporated				525,360
16,300	ADTRAN, Inc.				513,450
28,500	Advanced Micro Devices Inc. #				718,200
10,800	American Power Conversion Corporation				279,720
35,500	Analog Devices, Inc.				1,318,470
38,000	Apple Computer, Inc. #				2,037,180
97,200	Applied Materials, Inc.				1,648,512
11,400	Autodesk, Inc.				529,416
31,200	Avaya Inc. #				321,360
34,800	BEA Systems, Inc. #				312,504
30,200	Broadcom Corporation, Class A #				1,416,682
61,800	Ciena Corporation #				163,152
263,500	Cisco Systems, Inc. #				4,724,555
18,500	Cognizant Technology Solutions Corporation, Class A #				861,915
48,600	Corning Incorporated #				939,438
61,900	Dell Inc. #				2,116,980
56,000	eBay Inc. #				2,307,200
6,600	Electronic Arts Inc. (EA) #				375,474
2,050	FactSet Research Systems Inc.				72,242
4,200	Fair Isaac Corporation				188,160
9,900	F5 Networks, Inc. #				430,353
33,800	Gentex Corporation				588,120
5,900	Google Inc., Class A #				1,867,114
129,100	Hewlett-Packard Company				3,769,720
463,200	Intel Corporation				11,417,880
91,300	International Business Machines Corporation (IBM)				7,324,086
1,900	International Rectifier Corporation #				85,652
9,900	Internet Security Systems, Inc. #				237,699
9,700	Intersil Holding Corporation, Class A				211,266
95,000	JDS Uniphase Corporation #				210,900
8,000	KLA-Tencor Corporation				390,080
6,600	Lam Research Corporation #				201,102
13,300	Linear Technology Corporation				499,947
15,400	Macromedia, Inc. #				626,318
27,300	Maxim Integrated Products, Inc.				1,164,345
14,100	McAfee Inc. #				443,022
34,300	Microchip Technology Incorporated				1,033,116
751,400	Microsoft Corporation				19,333,522
149,100	Motorola, Inc.				3,293,619
24,800	National Semiconductor Corporation				652,240
9,900	NVIDIA Corporation #				339,372
4,100	Omnivision Technologies, Inc. #				51,742
264,600	Oracle Corporation #				3,278,394
118,300	QUALCOM Inc.				5,293,925
6,100	Red Hat, Inc. #				129,259
32,800	Sanmina-SCI Corporation #				140,712
51,700	Siebel Systems, Inc.				534,061
100	Silicon Laboratories Inc. #				3,039
36,424	Symantec Corporation #				825,368
115,500	Texas Instruments Incorporated				3,915,450
15,800	United Online, Inc.				218,830
21,500	Verisign, Inc. #				459,455
12,300	WebEx Communications, Inc. #				301,473
28,600	Xilinx, Inc.				796,510
109,800	Yahoo! Inc. #				3,715,632

	Materials – 4.5%
40,200	Alcoa Inc.				981,684
14,400	CONSOL Energy Inc.				1,098,288
140,700	The Dow Chemical Company				5,862,969
160,500	E.I. du Pont de Nemours and Company				6,286,785
40,400	Eastman Chemical Company				1,897,588
72,700	The Lubrizol Corporation				3,150,091
91,400	Lyondell Chemical Company				2,615,868
16,000	Nucor Corporation				943,840
104,500	Olin Corporation				1,984,455
49,300	Packaging Corp of America				956,913
96,400	RPM International, Inc.				1,773,760
109,900	Sonoco Products Company				3,001,369
89,700	USEC Inc.				1,001,052
50,800	Worthington Industries, Inc.				1,068,324

	Telecommunication Services – 3.6%
35,000	AT&T Corp				693,000
1,300	ALLTEL Corporation				84,643
216,900	BellSouth Corporation				5,704,470
50,100	Nokia Oyj, Sponsored ADR				847,191
366,300	SBC Communications Inc.				8,780,211
104,987	Sprint Corporation				2,496,591
3,100	TDC A/S, Sponsored ADR				83,638
11,600	Telstra Corporation Limited, ADR				180,612
214,100	Verizon Communications Inc.				6,998,929

	Transportation – 0.0%
50,400	Northwest Airlines Corporation #				33,516

	Utilities – 5.3%
28,200	AGL Resources Inc.				1,046,502
27,000	Ameren Corporation				1,444,230
183,300	Atmos Energy Corporation				5,178,225
312,500	Citizens Communications Company				4,234,375
20,900	Consolidated Edison, Inc.				1,014,695
21,900	Dayton Power & Light Company				608,820
125,900	Duke Energy Corporation				3,672,503
72,700	Duquesne Light Holdings Inc.				1,251,167
11,800	Enel SpA, Sponsored ADR				506,338
93,800	Great Plains Energy Incorporated				2,805,558
18,200	KeySpan Corporation				669,396
28,500	National Fuel Gas Company				974,700
81,800	NICOR Inc.				3,438,054
60,600	OGE Energy Corp				1,702,860
49,100	ONEOK Inc.				1,670,382
26,600	Peoples Energy Corporation				1,047,508
80,800	Pepco Holdings, Inc.				1,880,216
32,400	Progress Energy, Inc.				1,449,900
32,100	Public Service Enterprise Group				2,065,956
59,600	United Utilities plc, Sponsored ADR				1,396,428
10,700	Vectren Corporation				303,344

	Total Common Stocks (cost $660,103,717)				702,548,488

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	PUT OPTIONS – 0.2%
802	S&P 500 Index	$90,225,000	10/22/05	1125	28,070
800	S&P 500 Index	88,000,000	11/19/05	1100	104,000
1,667	S&P 500 Index	187,537,500	11/19/05	1125	350,070
802	S&P 500 Index	92,230,000	11/19/05	1150	280,700
1,601	S&P 500 Index	180,112,500	12/17/05	1125	752,470

	Total Put Options (cost $3,319,002)	638,105,000			1,515,310

Principal
Amount (000)	Description				Value

	REPURCHASE AGREEMENTS – 3.9%
$27,945	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $27,952,554 collateralized by $29,235,000 U.S. Treasury Notes,				27,945,218
	3.625%, due 5/15/13, valued at $28,504,125

	Total Repurchase Agreements (cost $27,945,218)				27,945,218

	Total Investments ($691,367,937) – 102.1%				732,009,016

		Notional	Expiration	Strike
Contracts	Type	Amount	Date	Price	Value

	CALL OPTIONS* – (2.2)%
(678)	S&P 500 Index	$(81,360,000)	10/22/05	1200	(2,335,710)
(1,902)	S&P 500 Index	(232,995,000)	10/22/05	1225	(2,929,080)
(694)	S&P 500 Index	(83,280,000)	11/19/05	1200	(2,911,330)
(1,311)	S&P 500 Index	(160,597,500)	11/19/05	1225	(3,166,065)
(499)	S&P 500 Index	(59,880,000)	12/17/05	1200	(2,462,565)
(588)	S&P 500 Index	(71,736,000)	12/17/05	1225	(1,890,420)

	Total Call Options (premiums received $19,830,008)	(689,848,500)			(15,695,170)

	Other Assets Less Liabilities – 0.1%				794,093

	Net Assets – 100%				$717,107,939

ADR	American Depositary Receipt.
#	Non-income producing.
*	The Fund may designate up to 100% of its Common Stock investments as collateral to cover outstanding call options.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $691,367,937.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$66,567,376
Depreciation	(25,926,297)

Net unrealized appreciation of investments	$40,641,079

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Equity Premium Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.